Change in Accrued Product Warranty Cost (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of year	$ 347,939	¥ 28,531,000	¥ 23,758,000
Addition	344,317	28,234,000	27,091,000
Utilization	(319,646)	(26,211,000)	(21,352,000)
Other	(244)	(20,000)	(966,000)
Balance at end of year	$ 372,366	¥ 30,534,000	¥ 28,531,000